Shareholders' equity - Additional Information (Detail) - USD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Common stock shares authorized	76,681,831	76,681,831
Cash dividends	$ 0